Consolidated Statements of Profit or Loss and Comprehensive Income ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2025 JPY (¥) ¥ / shares shares		Jun. 30, 2024 JPY (¥) ¥ / shares shares		Jun. 30, 2023 JPY (¥) ¥ / shares shares
Revenue
External		$ 23,604		¥ 3,403,032		¥ 3,461,235		¥ 3,011,638
Related parties		943		135,890
Total revenues		24,547		3,538,922		3,461,235		3,011,638
Cost of revenue
External		(19,473)		(2,807,471)		(2,680,673)		(2,429,833)
Related parties		(215)		(30,977)
Total cost of revenue		(19,688)		(2,838,448)		(2,680,673)		(2,429,833)
Gross profit		4,859		700,474		780,562		581,805
Operating expenses
Selling and marketing expenses		(1,838)		(264,939)		(228,100)		(212,120)
Selling and marketing expenses		(51)		(7,331)
General and administrative expenses		(3,484)		(502,255)		(404,228)		(306,474)
Total operating expenses		(5,373)		(774,525)		(632,328)		(518,594)
Other income (expenses)
Other income		1,265		182,391		16,448		25,663
Other expenses		(356)		(51,293)		(4,412)		(16,513)
Total other income, net		909		131,098		12,036		9,150
Operating profit		395		57,047		160,270		72,361
Share of income of investments in an associate		97		13,963		(1,061)
Gain on disposal of a subsidiary						94,000
Finance income		1		180
Finance costs		(152)		(21,965)		(21,607)		(21,140)
Profit before income tax expenses		341		49,225		231,602		51,221
Income tax expenses		(237)		(34,114)		(94,192)		(18,268)
Net profit (loss) for the period and total comprehensive income		$ 104		¥ 15,111		¥ 137,410		¥ 32,953
Weighted average number of ordinary shares - basic	[1]	50,750,000		50,750,000		50,750,000		50,750,000
Weighted average number of ordinary shares - diluted	[1]	50,750,000		50,750,000		50,750,000		50,750,000
Earnings per ordinary share - basic | (per share)	[1]		[2]	¥ 0.30		¥ 2.71		¥ 0.65
Earnings per ordinary share - diluted | (per share)			[2],[3]	¥ 0.30	[1]	¥ 2.71	[1]	¥ 0.65	[1]

[1]	Retrospectively restated for effect of share recapitalization (Note 1)
[2]	Less than US$1,000
[3]	Less than US$0.01